Nationwide Investor Destinations Moderately Conservative Investment Strategy - Nationwide Investor Destinations Moderately Conservative	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is a “fund-of-funds” that invests primarily in affiliated mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—U.S. stocks, international stocks, and bonds—by investing primarily in mutual funds offered by Nationwide Mutual Funds and unaffiliated exchange-traded funds (each, an “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity or other securities, as appropriate to its investment objective and strategies. Certain Underlying Funds are actively managed, and other Underlying Funds are “index” funds that invest directly in equity securities or other securities with a goal of obtaining investment returns that closely track a benchmark securities index. Some Underlying Funds use futures, swaps and options, which are derivatives, either to hedge against investment risks, to obtain exposure to certain securities or groups of securities, to take short positions in certain securities, or otherwise to increase returns. Although the Fund seeks to provide diversification across major asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., Underlying Funds). However, the Fund may invest directly in securities and derivatives in addition to investing in Underlying Funds. Further, the Underlying Funds in which the Fund invests generally are diversified. The Fund pursues its objective by seeking income and, secondarily, long-term growth of capital. Through investments in the Underlying Funds, the Fund invests a majority of its assets in fixed-income securities, such as bonds, mortgage-backed securities and asset-backed securities in order to generate investment income, but also a considerable portion of its assets in equity securities, such as common stocks of U.S. and international companies (including smaller companies) that the investment adviser believes offer opportunities for capital growth. The Adviser establishes a target allocation for the Fund among different asset classes which the Adviser believes is appropriate for the Fund’s risk profile and investment strategies, and which the Adviser may change over time. As of January 31, 2026, the Fund allocated approximately 56% of its net assets in bonds, approximately 27% in U.S. stocks and approximately 17% in international stocks. The Fund is designed for investors who have a lower tolerance for risk and whose primary goal is income and secondary goal is growth. The Fund is also designed for investors who have a shorter time horizon or who are willing to accept some amount of market volatility in exchange for greater potential income and growth.